Presentation Separation and Restructuring Actions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restructuring and Related Cost, Incurred Cost	$ 56
Disposal Group, Including Discontinued Operation, Assets	1,698	$ 0
Disposal Group, Including Discontinued Operation, Other Liabilities	45	$ 0
Disposal Group, Including Discontinued Operation, Operating Income (Loss)	20
Forso Nordic AB [Member]
Disposal Group, Including Discontinued Operation, Intercompany Liabilities	1,274
Disposal Group, Including Discontinued Operation, Assets	1,416
Disposal Group, Including Discontinued Operation, Intercompany Assets	2
Disposal Group, Including Discontinued Operation, Other Liabilities	$ 45